Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Parenthetical) (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Effect of dilutive potential shares	0	0	0	0
Potential dilutive shares excluded computation of earnings per share	349,936	343,936	349,803	354,625